OTHER EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER EXPENSES
Foreign currency losses	€ (2,347)	€ (2,388)	€ (2,399)
Other taxes	(130)	(166)	(122)
Disposal of assets			(231)
Miscellaneous other items	(87)	(65)	(236)
Total other expenses	€ (2,564)	€ (2,620)	€ (2,988)